Statutory Reserve (Tables)	6 Months Ended
Dec. 31, 2021
Statutory Reserve [Abstract]
Schedule of statutory reserve
Balance - June 30, 2020	$779,094
Appropriation to statutory reserve	-
Balance - December 31, 2020	779,094
Appropriation to statutory reserve	462,479
Balance - June 30, 2021	1,241,573
Appropriation to statutory reserve	150,197
Balance - December 31, 2021	$1,391,770